Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Percentage of benefits calculated with the traditional formula	89.00%
Total revenue from annuity and life insurance contracts recognized	$ 50	$ 49	$ 54
Total investment income (loss) from annuity and life insurance contracts	1,200	20	867
Defined Contribution Plan, Cost Recognized	77	93	96
Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	10,262	8,591	9,480
Estimated net actuarial losses amortized into net periodic benefit cost over the next year	200
Estimated prior service cost amortized into net periodic benefit cost over the next year	(1)
Weighted average expected return on plan assets	6.25%	6.25%	7.00%
Pension Benefits U.S. Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets				6.24%
Pension Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	739	744	823
Weighted average expected return on plan assets	3.24%	2.07%	3.35%
Pension Benefits Non-U.S. Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets				2.73%
Other Postretirement Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	2,110	1,834	2,375
Estimated net actuarial losses amortized into net periodic benefit cost over the next year	31
Estimated prior service cost amortized into net periodic benefit cost over the next year	(4)
Weighted average expected return on plan assets	5.70%	5.76%	6.26%
Expected future discretionary contributions	50
Other Postretirement Benefits U.S. Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets				5.65%
Other Postretirement Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	35	41	43
Weighted average expected return on plan assets	7.25%	7.25%	6.54%
Other Postretirement Benefits Non-U.S. Plans [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected return on plan assets				6.75%
United States Pension Plan of US Entity, Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future discretionary contributions	300
United States Pension Plan of US Entity, Non Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate projected benefit obligations	1,300	1,000
Expected future discretionary contributions	$ 70